UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadfin Capital, LLC

Address:  237 Park Avenue
          Ninth Floor
          New York, NY 10017

13F File Number:  028-14251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Kotler
Title:  Managing Member
Phone:  (212) 808-2460


Signature, Place and Date of Signing:


/s/ Kevin Kotler             New York, New York              May 15, 2012
-------------------     ---------------------------      --------------------
   [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $245,344
                                        (thousands)


List of Other Included Managers:

Form 13F File Number              Name

(1)      028-14254                Broadfin Healthcare Master Fund, Ltd.

                                              FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2       COLUMN 3      COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE                         VALUE        SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP        (X$1000)      PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE

ALERE INC                     COM             01449J105     7,673        295,006  SH        DEFINED      1        295,006
ALIGN TECHNOLOGY INC          COM             016255101     5,812        210,951  SH        DEFINED      1        210,951
ALKERMES PLC                  SHS             G01767105    26,229      1,413,944  SH        DEFINED      1      1,413,944
ALNYLAM PHARMACEUTICALS INC   COM             02043Q107     6,432        581,018  SH        DEFINED      1        581,018
AMARIN CORP PLC               SPONS ADR NEW   023111206    10,256        906,025  SH        DEFINED      1        906,025
ANACOR PHARMACEUTICALS INC    COM             032420101     5,733        973,293  SH        DEFINED      1        973,293
ANGIODYNAMICS INC             COM             03475V101    13,475      1,100,000  SH        DEFINED      1      1,100,000
ANTARES PHARMA INC            COM             036642106     2,125        658,011  SH        DEFINED      1        658,011
ARDEA BIOSCIENCES INC         COM             03969P107     3,164        145,409  SH        DEFINED      1        145,409
ATRICURE INC                  COM             04963C209     6,122        615,325  SH        DEFINED      1        615,325
BOSTON SCIENTIFIC CORP        COM             101137107     7,715      1,290,200  SH        DEFINED      1      1,290,200
CAS MED SYS INC               COM PAR $0.004  124769209        95         43,193  SH        DEFINED      1         43,193
CONCEPTUS INC                 COM             206016107     3,516        244,502  SH        DEFINED      1        244,502
COVIDIEN PLC                  SHS             G2554F113     5,368         98,168  SH        DEFINED      1         98,168
GIVEN IMAGING                 ORD SHS         M52020100     2,323        124,006  SH        DEFINED      1        124,006
INTELLIPHARMACEUTICS INTL IN  COM             458173101     4,874      1,728,221  SH        DEFINED      1      1,728,221
K V PHARMACEUTICAL CO         CL A            482740206     1,452      1,100,000  SH        DEFINED      1      1,100,000
LANNET INC                    COM             516012101    10,194      2,444,600  SH        DEFINED      1      2,444,600
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309     7,274        193,499  SH        DEFINED      1        193,499
MERIT MED SYS INC             COM             589889104    11,322        911,570  SH        DEFINED      1        911,570
NATUS MEDICAL INC DEL         COM             639050103    18,287      1,532,837  SH        DEFINED      1      1,532,837
NOVADAQ TECHNOLOGIES INC      COM             66987G102     7,407      1,110,780  SH        DEFINED      1      1,110,780
QLT INC                       COM             746927102     2,582        368,873  SH        DEFINED      1        368,873
RIGEL PHARMACEUTICALS INC     COM NEW         766559603     6,718        834,532  SH        DEFINED      1        834,532
ROCKWELL MEDICAL TECH         COM             774374102       103         10,900  SH        DEFINED      1         10,900
SANOFI                        SPONSORED ADR   80105N105     6,047        156,045  SH        DEFINED      1        156,045
SANTARUS INC                  COM             802817304    24,828      4,244,037  SH        DEFINED      1      4,244,037
SOLTA MED INC                 COM             83438K103     7,639      2,521,036  SH        DEFINED      1      2,521,036
ST JUDE MED INC               COM             790849103     5,488        123,854  SH        DEFINED      1        123,854
STRYKER CORP                  COM             863667101     2,774         50,000  SH        DEFINED      1         50,000
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209     5,255        116,630  SH        DEFINED      1        116,630
TRIUS THERAPEUTICS INC        COM             89685K100     5,681      1,061,788  SH        DEFINED      1      1,061,788
WATSON PHARMACEUTICALS INC    COM             942683103     7,896        117,743  SH        DEFINED      1        117,743
ZELTIQ AESTHETICS INC         COM             98933Q108     3,487        565,200  SH        DEFINED      1        565,200


SK 25125 0001 1284323